Basis of preparation and accounting policies	6 Months Ended
Jun. 30, 2025
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of preparation and accounting policies	Note 1: Basis of preparation and accounting policies
These condensed consolidated half-year financial statements as at and for the period to 30 June 2025 have been prepared in accordance with International Accounting Standard 34 (IAS 34), Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and comprise the results of Lloyds Banking Group plc (the
Company) together with its subsidiaries (the Group). They do not include all of the information required for full annual financial statements and should be read in conjunction with the Group’s consolidated financial statements as at and for the year ended 31 December 2024 which were prepared in accordance with International Financial
Reporting Standards (IFRS) as issued by the IASB. Copies of the 2024 annual report on Form 20-F are available on the Group’s website.
The UK Finance Code for Financial Reporting Disclosure (the Disclosure Code) sets out disclosure principles together with supporting guidance in respect of the financial statements of UK banks. The Group has adopted the
Disclosure Code and these condensed consolidated half-year financial statements have been prepared in compliance with the Disclosure Code’s principles. Terminology used in these condensed consolidated half-year financial statements is consistent with that used in the Group’s 2024 annual report on Form 20-F.
The directors consider that it is appropriate to continue to adopt the going concern basis in preparing these condensed consolidated half-year financial statements. In reaching this assessment, the directors have taken into account the uncertainties affecting the UK economy and their potential effects upon the Group’s performance and projected funding and capital position; the impact of further stress scenarios has also been considered. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.
The Group’s accounting policies are consistent with those applied by the Group in its financial statements for the year ended 31 December 2024 and there have been no changes in the Group’s methods of computation.
Net investment return on assets held to back insurance and investment contracts, previously shown within net trading income, is now presented separately on the face of the income statement. Net finance expense in respect of insurance and investment contracts, previously shown outside total income in the income statement, is now included within other income as part of total income. This change has been made to represent more clearly the impact of the Group’s insurance business on the results. Comparative periods are represented on a consistent basis.
The IASB has issued an amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates, effective 1 January
2025. This amendment has not had a significant impact on the Group.
Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of
1 January 2027. This includes IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1
Presentation of Financial Statements and IFRS 19 Subsidiaries without Public Accountability: Disclosures. The impact of these standards is being assessed and they have not yet been endorsed for use in the UK.
The IASB has issued its annual improvements and a number of amendments to the IFRS Accounting Standards effective 1 January 2026, including Amendments to IFRS 9 Financial Instruments and Amendments to IFRS 7
Financial Instruments Disclosure. These improvements and amendments are not expected to have a significant impact on the Group.
Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2025. Related party transactions for the half-year to 30 June 2025 are similar in nature to those for the year ended 31 December 2024.
Full details of the Group’s related party transactions for the year ended 31 December 2024 can be found in the
Group’s 2024 annual report on Form 20-F.